Equity Method Investment (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2012 Online Game Revolution Fund No. 1 KRW	Dec. 31, 2005 Online Game Revolution Fund No. 1 JPY (¥)	Dec. 31, 2005 Online Game Revolution Fund No. 1 KRW
Equity Method Investment
Equity method investments	$ 647	647,000	647,000	¥ 100,000	869,000